Investment in Marketable Securities (Tables)	9 Months Ended
Mar. 31, 2024
Investment in Marketable Securities [Abstract]
Schedule of Investment in Marketable Securities	The VCIG Shares shall be issued on a restricted stock basis for a period of six (6) months from the commencement date of the Software Developing Agreement.
	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Cost of investment	$1,000,000	$-
Cumulative unrealized loss on marketable equity securities	(699,140)	-
Investment in marketable securities	$300,860	$-